Investment Risks - Union Street Partners Value Fund	Jan. 31, 2026
Risks Of Investing In Undervalued Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in Undervalued Securities. Undervalued securities are, by definition, out of favor with investors (meaning they have lost investors’ attention), and there is no way to predict when, if ever, the securities may return to favor.

Risks Of Investing In Investment Companies And ETFs Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in Investment Companies and ETFs. To the extent the Fund invests in other investment companies, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by certain of the investment companies in which it invests. These expenses would be in addition to the advisory and other expenses that the Fund bears in connection with its own operations. In addition, investments in other investment companies, including ETFs, are subject to product specific risk and market risk. If the specific investments in which the investment company or ETF focuses its investments does not perform as expected, the value of the investment may decline. Similarly, to the extent the investment company or ETF is intended to replicate the performance of a particular index or benchmark and that index or benchmark does not perform as expected for any reason, the value of the investment in the investment company or ETF may decline.

When the Fund invests in other investment companies or ETFs, it will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying investment companies or ETFs or the index on which the other investment company or ETF is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index.

MLP Risk Member
Prospectus [Line Items]
Risk [Text Block]
MLP Risk. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs could enhance or harm the overall performance of the Fund.

Repurchase Agreement Risk Member
Prospectus [Line Items]
Risk [Text Block]
Repurchase Agreement Risk. The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration date of the repurchase agreement term.

Risks Of Investing In Convertible Securities Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in Convertible Securities. Most convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness.

Risk Of Investing In REITs Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in REITs. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income.

Risk Of Investing In Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Depositary Receipts. ADRs are dollar-denominated depositary receipts that typically are issued by a United States bank or trust company and represent the deposit with that bank or trust company of a security of a foreign issuer. Generally, ADRs are designed for trading on U.S. securities exchanges or other markets. ADRs may be sponsored or unsponsored. EDRs are issued in Europe and GDRs are issued throughout the world.

Although depositary receipts provide a convenient means to invest in non-U.S. securities, such investments involve risks generally similar to investments directly in foreign securities including the risk that there is often less publicly available information about foreign issuers, and there is the possibility of negative governmental actions and of political and social unrest. The issuers of unsponsored depositary receipts may not receive information from the foreign issuer, and it is under no obligation to distribute shareholder communications or other information received from the foreign issuer of the deposited securities or to pass through voting rights to the holders of the depositary receipts. Additionally, although depositary receipts have risks similar to the securities that they represent, they may involve higher expenses, may trade at a discount (or premium) to the underlying security, may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange. To the extent that the Fund invests in issuers (or depositary receipts of issuers) located in emerging markets, the foreign securities risk may be heightened.

Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sector Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause the value of its share price to be more susceptible to the financial, market, or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. This may increase the risk of loss associated with an investment in the Fund and increase the volatility of the Fund’s net asset value per share.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk of Non-Diversification. The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is “diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.